REVENUE	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
REVENUE
NOTE 3 - REVENUE

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2022	2021	2022	2021
Packaging rolled products	985	648	1,837	1,167
Automotive rolled products	308	213	571	421
Specialty and other thin-rolled products	54	43	104	80
Aerospace rolled products	183	100	326	187
Transportation, industry, defense and other rolled products	257	174	487	321
Automotive extruded products	247	176	473	377
Other extruded products	241	164	456	306
Total Revenue by product line	2,275	1,518	4,254	2,859

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2022	2021	2022	2021
Germany	562	373	1,059	711
France	204	120	373	224
United Kingdom	63	42	114	79
Switzerland	23	17	54	30
Other Europe	470	308	849	587
Total Europe	1,322	860	2,449	1,631

United States	770	559	1,509	1,040
Asia and Other Pacific	66	43	113	79
All Other	117	56	183	109
Total Revenue by destination of shipment	2,275	1,518	4,254	2,859